UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

       Salomon Brothers
       Variable Series Funds Inc


   Semi-
   Annual
   Report
   2003
   JUNE 30, 2003

..  TOTAL RETURN FUND


                                   [GRAPHIC]

                                    [GRAPHIC]

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
 Table of Contents

LETTER FROM THE CHAIRMAN.................................... 1

SCHEDULE OF INVESTMENTS..................................... 2

STATEMENT OF ASSETS AND LIABILITIES......................... 7

STATEMENT OF OPERATIONS..................................... 8

STATEMENTS OF CHANGES IN NET ASSETS......................... 9

NOTES TO FINANCIAL STATEMENTS............................... 10

FINANCIAL HIGHLIGHTS........................................ 14

ADDITIONAL STOCKHOLDER INFORMATION.......................... 16

                                    [GRAPHIC]

                   SALOMON BROTHERS VARIABLE SERIES FUNDS INC

                            Letter from the Chairman



DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes in your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 18, 2003

[PHOTO]

R. Jay Gerken
R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

          Schedule of Investments
          June 30, 2003 (unaudited)




Shares                      Security                          Value
-----------------------------------------------------------------------
COMMON STOCK -- 52.2%
Aerospace and Defense -- 0.8%
 10,100 United Technologies Corp.......................... $    715,383
                                                           ------------
Air Freight and Couriers -- 0.1%
  1,600 United Parcel Service, Inc., Class B Shares.......      101,920
                                                           ------------
Automobiles -- 0.1%
  3,074 DaimlerChrysler AG................................      106,729
                                                           ------------
Banks -- 5.1%
  6,878 Bank of America Corp..............................      543,568
 61,800 The Bank of New York Co., Inc.....................    1,776,750
 22,700 FleetBoston Financial Corp........................      674,417
  5,400 Mercantile Bankshares Corp........................      212,652
  5,200 SunTrust Banks, Inc...............................      308,568
 28,200 Wachovia Corp.....................................    1,126,872
                                                           ------------
                                                              4,642,827
                                                           ------------
Beverages -- 2.9%
 13,100 Anheuser-Busch Cos., Inc..........................      668,755
 18,600 The Coca-Cola Co..................................      863,226
 21,800 Coca-Cola Enterprises Inc.........................      395,670
 16,400 PepsiCo, Inc......................................      729,800
                                                           ------------
                                                              2,657,451
                                                           ------------
Chemicals -- 0.1%
  2,183 Monsanto Co.......................................       47,240
                                                           ------------
Communications Equipment -- 1.1%
252,600 Lucent Technologies Inc. (a)......................      512,778
 53,200 Motorola, Inc.....................................      501,676
                                                           ------------
                                                              1,014,454
                                                           ------------
Computers and Peripherals -- 3.7%
 33,919 Hewlett-Packard Co................................      722,475
 22,200 International Business Machines Corp..............    1,831,500
174,600 Sun Microsystems, Inc. (a)........................      803,160
                                                           ------------
                                                              3,357,135
                                                           ------------
Diversified Financials -- 4.9%
 20,100 American Express Co...............................      840,381
 76,200 J.P. Morgan Chase & Co............................    2,604,516
 22,100 Merrill Lynch & Co., Inc..........................    1,031,628
                                                           ------------
                                                              4,476,525
                                                           ------------
Diversified Telecommunication Services -- 2.1%
 11,540 AT&T Corp.........................................      222,145
 14,300 SBC Communications Inc............................      365,365
 35,152 Verizon Communications Inc........................    1,386,746
                                                           ------------
                                                              1,974,256
                                                           ------------
Electric Utilities -- 0.2%
  6,400 American Electric Power Co., Inc..................      190,912
                                                           ------------
Energy Equipment and Services -- 1.7%
 25,800 Diamond Offshore Drilling, Inc.+..................      541,542
  6,900 Schlumberger Ltd..................................      328,233
 33,700 Transocean Inc. (a)...............................      740,389
                                                           ------------
                                                              1,610,164
                                                           ------------


                      See Notes to Financial Statements.

Schedule of Investments
June 30, 2003 (unaudited) (continued)




Shares                     Security                          Value
----------------------------------------------------------------------
Food and Drug Retailing -- 2.4%
45,100 The Kroger Co. (a)................................ $    752,268
69,800 Safeway Inc. (a)..................................    1,428,108
                                                          ------------
                                                             2,180,376
                                                          ------------
Food Products -- 1.1%
 4,242 Del Monte Foods Co. (a)...........................       37,499
 9,500 H.J. Heinz Co.....................................      313,310
17,000 Hormel Foods Corp.................................      402,900
13,500 Sara Lee Corp.....................................      253,935
                                                          ------------
                                                             1,007,644
                                                          ------------
Healthcare Equipment and Supplies -- 0.4%
 3,800 Bausch & Lomb Inc.................................      142,500
 4,200 CIGNA Corp........................................      197,148
   670 Zimmer Holdings, Inc. (a).........................       30,184
                                                          ------------
                                                               369,832
                                                          ------------
Hotels, Restaurants and Leisure -- 0.6%
23,700 McDonald's Corp...................................      522,822
                                                          ------------
Household Products -- 1.3%
 5,800 Kimberly-Clark Corp...............................      302,412
10,000 The Procter & Gamble Co...........................      891,800
                                                          ------------
                                                             1,194,212
                                                          ------------
Industrial Conglomerates -- 1.5%
46,900 General Electric Co...............................    1,345,092
                                                          ------------
Insurance -- 4.4%
20,600 The Allstate Corp.................................      734,390
26,000 American International Group, Inc.................    1,434,680
   575 Berkshire Hathaway Inc., Class B Shares (a).......    1,397,250
 5,400 The Chubb Corp....................................      324,000
11,900 Horace Mann Educators Corp........................      191,947
                                                          ------------
                                                             4,082,267
                                                          ------------
Leisure Equipment and Products -- 0.2%
 6,400 Eastman Kodak Co..................................      175,040
                                                          ------------
Media -- 2.2%
51,500 AOL Time Warner Inc. (a)..........................      828,635
18,795 Comcast Corp., Class A Shares (a).................      567,233
33,000 General Motors Corp., Class H Shares (a)..........      422,730
21,275 Liberty Media Corp., Class A Shares (a)...........      245,939
                                                          ------------
                                                             2,064,537
                                                          ------------
Metals and Mining -- 1.7%
63,200 Alcoa Inc.........................................    1,611,600
                                                          ------------
Multiline Retail -- 1.8%
26,000 Costco Wholesale Corp. (a)........................      951,600
18,600 Federated Department Stores, Inc..................      685,410
                                                          ------------
                                                             1,637,010
                                                          ------------
Oil and Gas -- 0.9%
 3,700 Amerada Hess Corp.................................      181,966
 4,700 BP PLC, Sponsored ADR.............................      197,494
 8,500 Exxon Mobil Corp..................................      305,235
 4,100 Royal Dutch Petroleum Co., NY Shares..............      191,142
                                                          ------------
                                                               875,837
                                                          ------------


                      See Notes to Financial Statements.

       Schedule of Investments
       June 30, 2003 (unaudited) (continued)



  Shares                        Security                          Value
---------------------------------------------------------------------------
Personal Products -- 1.0%
     28,200 The Gillette Co................................... $    898,452
                                                               ------------
Pharmaceuticals -- 7.4%
     30,500 Abbott Laboratories...............................    1,334,680
      6,600 Bristol-Myers Squibb Co...........................      179,190
     22,200 Johnson & Johnson.................................    1,147,740
     11,300 Merck & Co. Inc...................................      684,215
     30,600 Novartis AG ADR+..................................    1,218,186
     55,358 Pfizer Inc........................................    1,890,476
      8,300 Wyeth.............................................      378,065
                                                               ------------
                                                                  6,832,552
                                                               ------------
Road and Rail -- 0.4%
      6,800 Canadian National Railway Co......................      328,168
                                                               ------------
Semiconductor Equipment and Products -- 0.1%
      5,000 Intel Corp........................................      103,920
                                                               ------------
Software -- 0.3%
      9,600 Microsoft Corp....................................      245,856
                                                               ------------
Specialty Retail -- 1.2%
     32,800 The Home Depot, Inc...............................    1,086,336
                                                               ------------
Wireless Telecommunications Services -- 0.5%
     59,408 AT&T Wireless Services Inc. (a)...................      487,740
                                                               ------------
            TOTAL COMMON STOCK (Cost -- $53,373,995)..........   47,944,289
                                                               ------------

PREFERRED STOCK -- 1.9%
Media -- 1.9%
     68,500 The News Corp. Ltd., Sponsored ADR
             (Cost -- $1,708,492).............................    1,715,925
                                                               ------------

   Face
  Amount
------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 25.6%
            U.S. Treasury Notes:
$ 5,500,000  5.875% due 11/15/04+.............................    5,855,140
    300,000  4.625% due 5/15/06+..............................      325,301
  3,850,000  4.375% due 5/15/07+..............................    4,183,868
  2,650,000  4.875% due 2/15/12+..............................    2,946,471
  1,975,000 U.S. Treasury Bonds, 5.375% due 2/15/31+..........    2,224,577
            Federal National Mortgage Association (FNMA):
    850,000  5.500% due 2/15/06 (b)...........................      933,687
    450,000  6.250% due 2/1/11 (b)............................      519,750
     21,076  7.000% due 7/1/15................................       22,430
    218,205  6.500% due 7/1/28................................      227,927
     48,808  7.000% due 2/1/29 (b)............................       51,531
    148,779  8.000% due 1/1/31................................      160,482
     39,439  7.500% due 3/1/31................................       41,915
  2,000,000  5.500% due 30 years (c)(d).......................    2,067,500
    425,000  6.000% due 30 years (c)(d).......................      441,734
  2,547,000  6.500% due 30 years (c)(d).......................    2,656,839
    760,000  7.000% due 30 years (c)(d).......................      800,613
                                                               ------------
            TOTAL U.S GOVERNMENT AND AGENCY
            OBLIGATIONS (Cost -- $22,055,001).................   23,459,765
                                                               ------------

                      See Notes to Financial Statements.

Schedule of Investments
June 30, 2003 (unaudited) (continued)




   Face
  Amount                        Security                          Value
---------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 7.3%
Banks -- 0.3%
$   250,000 Standard Chartered Bank, 8.000% due 5/30/31 (e)... $    318,729
                                                               ------------
Chemicals -- 0.2%
    175,000 Potash Corp. of Saskatchewan Inc., Notes, 4.875%
             due 3/1/13.......................................      180,501
                                                               ------------
Diversified Financial Services -- 3.2%
    225,000 CIT Group Inc., Sr. Notes, 7.750% due 4/2/12 (b)..      268,720
    250,000 Countrywide Home Loans, Inc., 5.625% due 5/15/07
             (b)..............................................      275,585
    250,000 Credit Suisse First Boston USA Inc., Notes,
             4.625% due 1/15/08 (b)...........................      267,242
    140,000 Ford Motor Credit Co., Notes, 7.875% due 6/15/10..      150,226
    250,000 General Electric Capital Corp., Notes, 3.500% due
             5/1/08 (b).......................................      256,275
    135,000 General Motors Acceptance Corp., Notes, 6.875%
             due 9/15/11......................................      135,661
    150,000 The Goldman Sachs Group Inc., Notes, 6.600% due
             1/15/12..........................................      174,588
    200,000 Household Finance Corp., Notes, 8.000% due
             7/15/10 (b)......................................      248,452
    150,000 International Lease Finance Corp., Notes, 6.375%
             due 3/15/09 (b)..................................      168,196
    250,000 Morgan Stanley, Notes, 4.250% due 5/15/10 (b).....      257,705
    250,000 SLM Corp., Sr. Notes, 1.451% due 4/25/06 (b)......      250,425
    150,000 Textron Financial Corp., Notes, Series E, 2.750%
             due 6/1/06 (b)...................................      149,883
    250,000 Washington Mutual Financial Corp., Sr. Notes,
             6.875% due 5/15/11 (b)...........................      296,885
                                                               ------------
                                                                  2,899,843
                                                               ------------
Electric -- 0.4%
    200,000 Dominion Resources, Inc., Notes, 4.125% due
             2/15/08..........................................      209,592
    175,000 NiSource Finance Corp., 7.500% due 11/15/03.......      178,295
                                                               ------------
                                                                    387,887
                                                               ------------
Food -- 0.5%
    150,000 H.J. Heinz Co., 6.750% due 3/15/32................      179,482
    175,000 Kellogg Co., Notes, 2.875% due 6/1/08.............      173,967
    125,000 Safeway Inc., Debentures, 7.250% due 2/1/31.......      141,237
                                                               ------------
                                                                    494,686
                                                               ------------
Forest Products and Paper -- 0.2%
    175,000 Nexfor Inc., Notes, 7.250% due 7/1/12.............      199,164
                                                               ------------
Holding Companies - Diversified -- 0.3%
    250,000 Hutchinson Whampoa International Ltd., Notes,
             6.500% due 2/13/13 (e)...........................      262,849
                                                               ------------
Media and Telecommunications -- 1.1%
    125,000 AOL Timer Warner Inc., 7.625% due 4/15/31 (b).....      144,805
    150,000 AT&T Broadband Corp., 8.375% due 3/15/13 (b)......      188,256
    125,000 AT&T Wireless Services Inc., Sr. Notes, 8.750%
             due 3/1/31 (b)...................................      155,059
    150,000 Cox Communications, Inc., Notes, 7.750% due
             11/1/10..........................................      183,746
    150,000 Sprint Capital Corp., Notes, 8.375% due 3/15/12...      179,943
    150,000 Viacom Inc., Notes, 6.625% due 5/15/11............      177,222
                                                               ------------
                                                                  1,029,031
                                                               ------------
Mining -- 0.2%
    175,000 WMC Finance USA, Notes, 5.125% due 5/15/13 (e)....      181,088
                                                               ------------
Oil and Gas -- 0.4%
    150,000 Devon Financing Corp. ULC, 6.875% due 9/30/11+....      176,239
    175,000 Valero Energy Corp., Notes, 7.500% due 4/15/32....      199,006
                                                               ------------
                                                                    375,245
                                                               ------------
Real Estate Investment Trusts -- 0.1%
    100,000 Boston Properties Inc., Sr. Notes, 6.250% due
             1/15/13 (b)......................................      109,705
                                                               ------------

                      See Notes to Financial Statements.

     Schedule of Investments
     June 30, 2003 (unaudited) (continued)




   Face
  Amount                             Security                               Value
-------------------------------------------------------------------------------------
Savings and Loans -- 0.2%
$   150,000 Independence Community Bank Corp., Notes, 3.500% due 6/20/13 $    147,456
                                                                         ------------
Water -- 0.2%
    150,000 United Utilities PLC, Bonds, 4.550% due 6/19/18.............      143,632
                                                                         ------------
            TOTAL CORPORATE BONDS AND NOTES (Cost -- $6,320,100)........    6,729,816
                                                                         ------------
SOVEREIGN BONDS -- 0.4%
    325,000 Region of Lombardy, Notes, 5.804% due 10/25/32
             (Cost -- $325,000).........................................      361,873
                                                                         ------------
ASSET-BACKED SECURITIES -- 1.6%
    625,000 Capital One Master Trust, Series 2001-5, Class A, 5.300%
             due 6/15/09 (b)............................................      673,297
    500,000 Household Automotive Trust, Series 2003-1, Class A3, 1.730%
             due 12/17/07 (b)...........................................      501,045
    250,000 Prime Credit Card Master Trust, Series 2000-1, Class A,
             6.700% due 10/15/09 (b)....................................      273,734
     48,423 Soundview Home Equity Loan Trust, Series 2000-1, Class AIF,
             8.640% due 5/25/30.........................................       54,410
                                                                         ------------
            TOTAL ASSET-BACKED SECURITIES (Cost -- $1,461,281)..........    1,502,486
                                                                         ------------
            SUB-TOTAL INVESTMENTS (Cost -- $85,243,869).................   81,714,154
                                                                         ------------
REPURCHASE AGREEMENTS -- 11.0%
  3,000,000 J.P. Morgan Chase & Co., 0.980% due 7/1/03; Proceeds at
             maturity -- $3,000,082; (Fully collateralized by U.S.
             Treasury Bonds, 11.250% due 2/15/15; Market
             value -- $3,059,998).......................................    3,000,000
  7,067,000 State Street Bank and Trust Co., 1.000% due 7/1/03;
             Proceeds at maturity -- $7,067,196; (Fully collateralized
             by various U.S. government and agency obligations, 1.410%
             to 7.250% due 3/8/04 to 5/15/16;
              Market value -- $7,215,782)...............................    7,067,000
                                                                         ------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $10,067,000)...........   10,067,000
                                                                         ------------
            TOTAL INVESTMENTS -- 100.0% (Cost -- $95,310,869*).......... $ 91,781,154
                                                                         ============

--------
(a) Non-income producing security.
(b) Securities with an aggregate market value of $5,990,237 are segregated as collateral for mortgage dollar rolls.
(c) Mortgage dollar roll (See Note 6).
(d) Security is issued on a to-be-announced basis (See Note 5).
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 + All or a portion of this security is on loan (See Note 7).
 * Aggregate cost for Federal income tax purposes is substantially the same.


          Loaned Securities Collateral
          June 30, 2003 (unaudited)



   Face
  Amount                               Security                                Value
---------------------------------------------------------------------------------------
$18,000,530 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $18,000,530).......................................... $18,000,530
                                                                            ===========

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          June 30, 2003 (unaudited)


ASSETS:
  Investments, at value (Cost -- $85,243,869)........................... $ 81,714,154
  Repurchase agreements, at value (Cost -- $10,067,000).................   10,067,000
  Loaned securities collateral, at value (Cost -- $18,000,530) (Note 7).   18,000,530
  Cash..................................................................          130
  Receivable for securities sold........................................      163,442
  Dividends and interest receivable.....................................      358,965
                                                                         ------------
  Total Assets..........................................................  110,304,221
                                                                         ------------
LIABILITIES:
  Payable for loaned securities collateral (Note 7).....................   18,000,530
  Payable for securities purchased......................................    6,132,624
  Management fee payable................................................       55,273
  Administration fee payable............................................        3,455
  Accrued expenses and other............................................       37,316
                                                                         ------------
  Total Liabilities.....................................................   24,229,198
                                                                         ------------
Total Net Assets........................................................ $ 86,075,023
                                                                         ============
NET ASSETS:
  Par value of capital shares........................................... $      8,379
  Capital paid in excess of par value...................................   88,132,545
  Undistributed net investment income...................................      775,369
  Accumulated net realized gain from investment transactions............      688,457
  Net unrealized depreciation of investments and foreign currencies.....   (3,529,727)
                                                                         ------------
Total Net Assets........................................................ $ 86,075,023
                                                                         ============
Shares Outstanding:
  Class I...............................................................    8,370,931
                                                                         ============
  Class II..............................................................        8,378
                                                                         ============
Net Asset Value:
  Class I (and redemption price)........................................       $10.27
                                                                         ============
  Class II (and redemption price).......................................       $10.27
                                                                         ============

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended June 30, 2003 (unaudited)


INVESTMENT INCOME:
  Interest....................................................................... $   687,966
  Dividends......................................................................     440,682
  Less: Foreign withholding tax..................................................      (7,070)
                                                                                  -----------
  Total Investment Income........................................................   1,121,578
                                                                                  -----------
EXPENSES:
  Management fee (Note 2)........................................................     325,997
  Audit and legal................................................................      20,588
  Administration fee (Note 2)....................................................      20,375
  Shareholder communications (Note 9)............................................      17,591
  Custody........................................................................      11,017
  Directors' fees................................................................       4,216
  Amortization of deferred organization costs....................................         811
  Registration fees..............................................................         278
  Shareholder servicing fees (Note 9)............................................          74
  Other (Note 9).................................................................       4,043
                                                                                  -----------
  Total Expenses.................................................................     404,990
                                                                                  -----------
Net Investment Income............................................................     716,588
                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding short-term investments):
   Proceeds from sales...........................................................  15,113,338
   Cost of securities sold.......................................................  13,910,368
                                                                                  -----------
  Net Realized Gain..............................................................   1,202,970
                                                                                  -----------
  Change in Net Unrealized Depreciation From:
   Investments...................................................................   4,305,965
   Foreign currencies............................................................         (12)
                                                                                  -----------
  Decrease in Net Unrealized Depreciation........................................   4,305,953
                                                                                  -----------
Net Gain on Investments..........................................................   5,508,923
                                                                                  -----------
Increase in Net Assets From Operations........................................... $ 6,225,511
                                                                                  ===========



                      See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                      2003         2002
                                                                  -----------  ------------
OPERATIONS:
 Net investment income........................................... $   716,588  $  1,288,070
 Net realized gain...............................................   1,202,970       126,602
 (Increase) decrease in net unrealized depreciation..............   4,305,953    (7,962,059)
                                                                  -----------  ------------
 Increase (Decrease) in Net Assets From Operations...............   6,225,511    (6,547,387)
                                                                  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 10):
 Net investment income...........................................          --    (1,248,451)
                                                                  -----------  ------------
 Decrease in Net Assets From Distributions to Shareholders.......          --    (1,248,451)
                                                                  -----------  ------------
FUND SHARE TRANSACTIONS (NOTE 11):
 Net proceeds from sale of shares................................   6,126,413    63,632,707
 Net asset value of shares issued for reinvestment of dividends..          --     1,248,451
 Cost of shares reacquired.......................................  (8,253,065)  (12,995,592)
                                                                  -----------  ------------
 Increase (Decrease) in Net Assets From Fund Share Transactions..  (2,126,652)   51,885,566
                                                                  -----------  ------------
Increase in Net Assets...........................................   4,098,859    44,089,728
NET ASSETS:
 Beginning of period.............................................  81,976,164    37,886,436
                                                                  -----------  ------------
 End of period*.................................................. $86,075,023  $ 81,976,164
                                                                  ===========  ============
* Includes undistributed net investment income of:...............    $775,369       $58,781
                                                                  ===========  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Organization and Significant Accounting Policies

Salomon Brothers Variable Total Return Fund ("Fund") is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc ("Company"); its primary investment objective is to obtain above-average income (as compared to a fund entirely invested in equity securities). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable All Cap Fund, formerly known as Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable Small Cap Growth Fund and Salomon Brothers Variable Large Cap Growth Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and each of the investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market markers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America;
(j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.80% of its average daily net assets. This fee is calculated daily and paid monthly.

Notes to Financial Statements
(unaudited) (continued)


Effective January 24, 2003, the Fund entered into a new administration agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. As compensation for its services the Fund pays SBFM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee is calculated daily and paid monthly.

Prior to January 24, 2003, SBAM served as administrator to the Fund. As compensation for its services the Fund paid SBAM a fee calculated at an annual rate of 0.05% of its average daily net assets. This fee was calculated daily and paid monthly. SBAM had delegated its responsibilities as administrator to SBFM, pursuant to a Sub-Administration Agreement between SBAM and SBFM.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM did not receive any brokerage commissions from the Fund.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

 Purchases:
    U.S. government agencies & obligations........................ $ 6,542,246
    Other investment securities...................................   5,338,070
                                                                   -----------
                                                                   $11,880,316
                                                                   ===========
 Sales:
    U.S. government agencies & obligations........................ $12,787,865
    Other investment securities...................................   2,325,473
                                                                   -----------
                                                                   $15,113,338
                                                                   ===========

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

 Gross unrealized appreciation.................................... $ 3,610,695
 Gross unrealized depreciation....................................  (7,140,410)
                                                                   -----------
 Net unrealized depreciation...................................... $(3,529,715)
                                                                   ===========

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

Notes to Financial Statements
(unaudited) (continued)



5. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash or other liquid securities are segregated to cover the amount of the TBA transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At June 30, 2003, the Fund held TBA securities with a total cost of $5,738,501.

6. Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security. The average monthly balance of dollar rolls outstanding during the six months ended June 30, 2003 was approximately $4,559,641.

7. Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2003, the Fund had loaned securities having a market value of $17,640,131. The Fund received cash collateral amounting to $18,000,530 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2003 was $10,711.

8. Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2003, the commitment fee allocated to the Fund was $1,107. Since the line of credit was established there have been no borrowings.

Notes to Financial Statements
(unaudited) (continued)



9. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at an annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly were $2, for Class II shares.

For the six months ended June 30, 2003, total Shareholder servicing fees were as follows:

                                                  Class I
                                                  -------
                       Shareholder Servicing Fees   $74
                                                    ===

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                                 Class I Class II
                                                 ------- --------
              Shareholder Communication Expenses $17,590    $1
                                                 =======    ==

10. Distributions Paid to Shareholders by Class

                                  Six Months Ended    Year Ended
            Net Investment Income  June 30, 2003   December 31, 2002
            --------------------- ---------------- -----------------
                  Class I........            --       $1,248,451
                  Class II.......            --               --
                                     ----------       ----------
                  Total..........            --       $1,248,451
                                     ==========       ==========

11. Capital Stock

At June 30, 2003, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares were as follows:

                                              Six Months Ended           Year Ended
                                               June 30, 2003*         December 31, 2002
                                           ---------------------  ------------------------
                                            Shares      Amount      Shares       Amount
                                           --------  -----------  ----------  ------------
Class I
Shares sold...............................  630,684  $ 6,039,980   6,143,415  $ 63,632,707
Shares issued on reinvestment of dividends       --           --     131,650     1,248,451
Shares reacquired......................... (860,347)  (8,253,056) (1,321,807)  (12,995,592)
                                           --------  -----------  ----------  ------------
Net Increase (Decrease)................... (229,663) $(2,213,076)  4,953,258  $ 51,885,566
                                           ========  ===========  ==========  ============
Class II
Shares sold...............................    8,379  $    86,433          --            --
Shares reacquired.........................       (1)          (9)         --            --
                                           --------  -----------  ----------  ------------
Net Increase..............................    8,378  $    86,424          --            --
                                           ========  ===========  ==========  ============

--------
*For Class II shares, transactions are for the period June 6, 2003 (inception date) to June 30, 2003.

          Financial Highlights


For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                                                 Class I Shares
                                                          ---------------------------------------------------------
                                                           2003(1)    2002(2)    2001      2000     1999     1998(3)
                                                          -------    -------   -------   -------  -------   -------
Net Asset Value, Beginning of Period.....................   $9.53     $10.39    $10.70    $10.23   $10.40    $10.00
                                                          -------    -------   -------   -------  -------   -------
Income (Loss) From Operations:
  Net investment income (4)..............................    0.09       0.19      0.22      0.34     0.24      0.15
  Net realized and unrealized gain (loss)................    0.65      (0.90)    (0.31)     0.47    (0.16)     0.43
                                                          -------    -------   -------   -------  -------   -------
Total Income (Loss) From Operations......................    0.74      (0.71)    (0.09)     0.81     0.08      0.58
                                                          -------    -------   -------   -------  -------   -------
Less Distributions From:
  Net investment income..................................      --      (0.15)    (0.22)    (0.34)   (0.24)    (0.15)
  Net realized gains.....................................      --         --        --        --    (0.00)*   (0.03)
  Capital................................................      --         --        --        --    (0.01)       --
                                                          -------    -------   -------   -------  -------   -------
Total Distributions......................................      --      (0.15)    (0.22)    (0.34)   (0.25)    (0.18)
                                                          -------    -------   -------   -------  -------   -------
Net Asset Value, End of Period...........................  $10.27     $ 9.53    $10.39    $10.70   $10.23    $10.40
                                                          =======    =======   =======   =======  =======   =======
Total Return (5).........................................    7.76%++   (6.87)%   (0.80)%    7.90%    0.78%     5.83%++
Net Assets, End of Period (000s)......................... $85,989    $81,976   $37,886   $25,600  $17,584   $ 5,971
Ratios to Average Net Assets:
  Expenses (4)(6)........................................    1.00%+     1.00%     1.01%     1.00%    1.00%     1.00%+
  Net investment income..................................    1.76+      1.94      2.43      3.84     3.50      3.57+
Portfolio Turnover Rate..................................      15%        16%       23%       34%      63%       56%

--------
(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period February 17, 1998 (inception date) to December 31, 1998.
(4) SBAM has waived all or a part of its management fees for the four years ended December 31, 2002 and the period ended December 31, 1998. In addition, SBAM has reimbursed the Fund for $26,591 of expenses for the period ended December 31, 1998. If such fees were not waived or expenses not reimbursed, the per share decrease to net investment income and the actual expense ratio would have been as follows:

                                                    Expense Ratio (including
                                   Decrease to         interest) Without
                              Net Investment Income    Fee Waivers and/or
                                    Per Share        Expense Reimbursement
                              --------------------- ------------------------
    2002.....................         $0.00*                  1.01%
    2001.....................          0.01                   1.15
    2000.....................          0.03                   1.34
    1999.....................          0.05                   1.65
    1998.....................          0.08                   2.90+

(5) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(6) As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

          Financial Highlights
          (continued)

For a share of capital stock outstanding throughout the period ended June 30:

                                                   Class II Shares
                                                   ---------------
                                                     2003(1)(2)
                                                   ---------------
              Net Asset Value, Beginning of Period     $10.37
                                                       ------
              Income (Loss) From Operations:
                Net investment income.............       0.01
                Net realized and unrealized loss..      (0.11)
                                                       ------
              Total Loss From Operations..........      (0.10)
                                                       ------
              Net Asset Value, End of Period......     $10.27
                                                       ======
              Total Return++......................      (0.96)%
              Net Assets, End of Period (000s)....        $86
              Ratios to Average Net Assets+:
                Expenses (3)......................       1.25%
                Net investment income.............       1.20
              Portfolio Turnover Rate.............         15%

--------
(1)For the period June 6, 2003 (inception date) to June 30, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)As a result of a voluntary expense limitation, expense ratios will not exceed 1.25%.
 * Amount represents less than $0.01.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

          Additional Stockholder Information
          (unaudited)


Result of Annual Meeting of Stockholders

The Annual Meeting of Stockholders of Salomon Brothers Variable Series Funds Inc ("Company") was held on April 11, 2003, for the purpose of considering and voting upon: (1) for the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives; and (2) for each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

Proposal 1:

For the Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund, the approval of a change in each Fund's investment objectives.

                                                            Votes    Votes
                                                 Votes For Against Abstaining
                                                 --------- ------- ----------
  Salomon Brothers Variable High Yield Bond Fund 2,709,352  15,319   45,209
  Salomon Brothers Variable Strategic Bond Fund. 7,586,825 243,863  215,646

Proposal 2:

For each Fund of the Company, the approval of the reclassification of the investment objective(s) from a fundamental to a non-fundamental policy.

                                                             Votes    Votes
                                                 Votes For  Against Abstaining
                                                 ---------- ------- ----------
 Salomon Brothers Variable All Cap Fund......... 14,513,905    0...  894,537..
 Salomon Brothers Variable High Yield Bond Fund.  2,742,599    0...   27,282..
 Salomon Brothers Variable Investors Fund....... 20,597,476    0...  967,346..
 Salomon Brothers Variable Large Cap Growth Fund    100,000    0...   24,219..
 Salomon Brothers Variable Small Cap Growth Fund  1,802,455    0...  119,587..
 Salomon Brothers Variable Strategic Bond Fund..  7,692,372    0...  353,962..
 Salomon Brothers Variable Total Return Fund....  8,351,846    0...  112,940..

                               -----------------

Subsequent Event

Effective August 1, 2003, the Board of Directors of the Company elected William
R. Hutchinson a member of the Board of Directors. The Board of Directors has also appointed Mr. Hutchinson a member of the Company's Nominating Committee and chair of the Fund's Audit Committee.

Salomon Brothers Variable Series Funds Inc


Directors
CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE

Officers
R. JAY GERKEN, CFA
    Chairman, President and Chief Executive Officer
LEWIS E. DAIDONE
    Executive Vice President and Chief Administrative Officer
ALAN J. BLAKE
    Executive Vice President
JAMES E. CRAIGE, CFA
    Executive Vice President
JOHN B. CUNNINGHAM, CFA
    Executive Vice President
JOHN G. GOODE
    Executive Vice President
PETER J. HABLE
    Executive Vice President
ROGER M. LAVAN, CFA
    Executive Vice President
BETH A. SEMMEL, CFA
    Executive Vice President
PETER J. WILBY, CFA
    Executive Vice President
GEORGE J. WILLIAMSON
    Executive Vice President
ANDREW BEAGLEY
    Vice President and Chief Anti-Money Laundering Compliance Officer FRANCES M. GUGGINO
    Controller
CHRISTINA T. SYDOR
    Secretary
Investment Manager
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

Legal Counsel
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

Independent Auditors
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

Salomon Brothers Variable Series Funds Inc
Salomon Brothers Variable Total Return Fund
The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.
[LOGO] SALOMON
BROTHERS
Asset Management

                  399 PARK AVENUE . NEW YORK, NEW YORK 10022
                                                                        03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)    Not applicable.

         (b)    Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 29, 2003

By:      /s/ Lewis E. Daidone
         (Lewis E. Daidone)
         Chief Administrative Officer of
         Salomon Brothers Variable Series Funds Inc

Date: August 29, 2003